Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Abstract]
Capitalized internal-use software development costs	$ 987,476	$ 905,431
Less: accumulated amortization	(783,443)	(616,995)
Intangible assets, net	$ 204,033	$ 288,436